CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED BALANCE SHEETS
Ordinary shares, share authorized	10,000,000,000	10,000,000,000
Ordinary shares, shares issued	855,301,115	803,551,115
Ordinary shares, shares outstanding	828,869,972	781,947,464